Shareholders' Equity - Reconciliation of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 59,040	$ 55,771	$ 51,232
Changes in unrealized gains (losses)	2,355	(60)	1,500
Changes in unrealized gains (losses)	400	(676)	(252)
Changes in unrealized gains (losses)	212	245	(262)
Changes in debit valuation adjustments	(15)	1	0
Changes in unrealized gains (losses)	2,952	(490)	986
Foreign currency translation adjustment	1	18	21
Reclassification to earnings of realized (gains) losses	777	910	748
Applicable income taxes	(953)	(106)	(444)
Ending Balance	65,651	59,040	55,771
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(9,764)	(10,096)	(11,407)
Ending Balance	(6,987)	(9,764)	(10,096)
Unrealized Gains (Losses) on Investment Securities Available-For-Sale
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(5,078)	(5,151)	(6,378)
Changes in unrealized gains (losses)	2,355	(60)	1,500
Reclassification to earnings of realized (gains) losses	61	154	145
Applicable income taxes	(616)	(21)	(418)
Ending Balance	(3,278)	(5,078)	(5,151)
Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(3,165)	(3,537)	(3,933)
Reclassification to earnings of realized (gains) losses	470	499	530
Applicable income taxes	(121)	(127)	(134)
Ending Balance	(2,816)	(3,165)	(3,537)
Unrealized Gains (Losses) on Derivative Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(553)	(242)	(114)
Changes in unrealized gains (losses)	400	(676)	(252)
Reclassification to earnings of realized (gains) losses	251	258	80
Applicable income taxes	(167)	107	44
Ending Balance	(69)	(553)	(242)
Unrealized Gains (Losses) on Retirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(955)	(1,138)	(939)
Changes in unrealized gains (losses)	212	245	(262)
Reclassification to earnings of realized (gains) losses	(5)	(1)	(7)
Applicable income taxes	(53)	(61)	70
Ending Balance	(801)	(955)	(1,138)
Debit Valuation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	1
Changes in debit valuation adjustments	(15)	1
Applicable income taxes	4
Ending Balance	(10)	1
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(14)	(28)	(43)
Foreign currency translation adjustment	1	18	21
Applicable income taxes	0	(4)	(6)
Ending Balance	$ (13)	$ (14)	$ (28)